Personnel Expenses	12 Months Ended
Dec. 31, 2019
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Personnel Expenses
20.	Personnel Expenses
Details of personnel expenses for the years ended December 31, 2017, 2018 and 2019 are as follows:

(In millions of won)
	2017		2018	2019
Salaries and wages	~~W~~	2,704,217	2,720,014	2,553,485
Other employee benefits		483,704	500,169	473,916
Contributions to National Pension plan		73,061	75,668	73,148
Expenses related to defined benefit plan and defined contribution plan(*)		198,241	180,737	163,757

	~~W~~	3,459,223	3,476,588	3,264,306

(*)	Expenses recognized in relation to employee defined contribution plan for the years ended December 31, 2018 and 2019 amount to  ~~W~~  857 million and  ~~W~~  760 million, respectively.